GENERAL (Details) Rp in Billions				12 Months Ended
	Jun. 02, 2022 IDR (Rp) shares	Jun. 16, 2015	Aug. 09, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 23, 2015 IDR (Rp)	Aug. 29, 2014 AUD ($)
Share capital
Number of years in which overall evaluation of networks and services licenses is performed				5 years
Number of Series B shares in each ADS				100	100	100
Buyback shares, maximum amount | shares	1,000
Stock Repurchase Program, Buyback Period	3 months
Buyback of shares exercised | shares	885,200,000
Buyback of shares, value	Rp 681
Metra | Teltranet.
Share capital
Proportion of ownership interest in associate			51.00%
Equity interests of acquirer | $								$ 1
Series A Bond
Share capital
Nominal amount							Rp 2,200
Debt instrument term		7 years
Series B Bond
Share capital
Nominal amount							2,100
Debt instrument term		10 years
Series C Bond
Share capital
Nominal amount							1,200
Debt instrument term		15 years
Series D Bond
Share capital
Nominal amount							Rp 1,500
Debt instrument term		30 years